Credit Risk - Capital Resources (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets [line items]
Equity attributable to owners of parent	£ 69,627	£ 68,465	£ 69,052	[1]
Less: other equity instruments (recognised as AT1 capital)	(12,357)	(11,119)	(12,259)	[1]	£ (11,172)
Adjustment to retained earnings for foreseeable ordinary share dividends	(595)	(968)	(666)
Adjustment to retained earnings for foreseeable repurchase of shares	(568)	(1,000)	0
Adjustment to retained earnings for foreseeable other equity coupons	(32)	(39)	(32)
Goodwill and intangible assets	(8,245)		(8,061)	[1]
Defined benefit pension fund assets	(5,233)		(3,879)	[1]
Total RWAs	344,516	328,830	314,136
T1 capital
Disclosure of financial assets [line items]
PRA transitional regulatory capital	58,988	56,328	60,143
CET1 capital
Disclosure of financial assets [line items]
Additional value adjustments (PVA)	(1,810)	(1,864)	(1,585)
Goodwill and intangible assets	(8,232)	(8,035)	(6,804)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,010)	(938)	(1,028)
Fair value reserves related to gains or losses on cash flow hedges	4,673	3,343	852
Gains or losses on liabilities at fair value resulting from own credit	(62)	4	892
Defined benefit pension fund assets	(3,785)	(3,225)	(2,619)
Direct and indirect holdings by an institution of own CET1 instruments	(20)	(20)	(50)
Adjustment under IFRS 9 transitional arrangements	642	601	1,229
Other regulatory adjustments	220	64	345
PRA transitional regulatory capital	46,691	45,269	47,327
AT1 capital
Disclosure of financial assets [line items]
Equity attributable to owners of parent	12,357	11,119	12,259
Other regulatory adjustments	(60)	(60)	(80)
PRA transitional regulatory capital	12,297	11,059	12,816
Qualifying T2 capital (including minority interests) issued by subsidiaries	0	0	637
T2 capital
Disclosure of financial assets [line items]
Equity attributable to owners of parent	8,442	8,334	8,713
Adjustment under IFRS 9 transitional arrangements	73	98	73
Other regulatory adjustments	(160)	(160)	(160)
PRA transitional regulatory capital	68,620	66,140	69,882
Qualifying T2 capital (including minority interests) issued by subsidiaries	£ 1,277	£ 1,540	£ 1,113

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.